Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of exceptional items [line items]
Exceptional items gross	$ (620)	$ (4,423)	$ (1,540)
Exceptional items tax	(454)	(1,057)	239
Exceptional items net	(1,074)	(5,480)	(1,301)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(1,032)	(1,087)	(176)
Exceptional items tax	(31)	(71)
Exceptional items net	(1,063)	(1,158)	(176)
Impairment of US deferred tax assets [Member]
Disclosure of exceptional items [line items]
Exceptional items tax	(423)
Exceptional items net	(423)
Corporate structure unification costs [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	(428)
Exceptional items net	(428)
BHP Mitsui Coal (BMC) gain on disposal [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	840	0	0
Exceptional items net	840
Cancellation Of Power Contracts [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			(778)
Exceptional items tax			271
Exceptional items net			(507)
COVID-19 related costs [Member]
Disclosure of exceptional items [line items]
Exceptional items gross		(499)	(177)
Exceptional items tax		138	51
Exceptional items net		(361)	(126)
Impairment of Energy coal assets [Member]
Disclosure of exceptional items [line items]
Exceptional items gross		(1,523)
Exceptional items tax		(651)
Exceptional items net		(2,174)
Impairment of Potash assets [Member]
Disclosure of exceptional items [line items]
Exceptional items gross		(1,314)
Exceptional items tax		(473)
Exceptional items net		(1,787)
Cerro Colorado impairment [Member]
Disclosure of exceptional items [line items]
Exceptional items gross			(409)
Exceptional items tax			(83)
Exceptional items net			(492)
Attributable to non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items gross		(34)	(291)
Exceptional items tax		10	90
Exceptional items net		(24)	(201)
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(620)	(4,389)	(1,249)
Exceptional items tax	(454)	(1,067)	149
Exceptional items net	$ (1,074)	$ (5,456)	$ (1,100)